PENSION PLANS AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
PENSION PLANS AND POSTRETIREMENT BENEFITS
Schedule of reconciliation of the changes in the plans' benefit obligations and the fair value of plan assets

	Pension benefits		Postretirement benefits
	2020	2019	2020	2019
Change in benefit obligations
Benefit obligations at the beginning of the year	$570.4	$462.5	$40.9	$50.2
Service costs	26.1	21.0	1.6	2.1
Interest costs	17.8	18.1	1.2	1.8
Plan participants’ contributions	6.2	6.0	—	—
Actuarial loss (gain) arising from:
Financial assumptions	82.7	83.8	6.3	11.8
Demographic assumptions	—	(0.8)	—	—
Participant experience	(0.6)	(7.5)	—	(1.0)
Benefits and settlements paid	(17.2)	(14.5)	(0.8)	(0.7)
Plan amendments and other	1.0	1.8	(3.2)	(23.3)
Benefit obligations at the end of the year	$686.4	$570.4	$46.0	$40.9

	Pension benefits		Postretirement benefits
	2020	2019	2020	2019
Change in plan assets
Fair value of plan assets at the beginning of the year	$485.8	$416.2	$—	$—
Actual return on plan assets	42.0	54.7	—	—
Employer contributions	19.0	22.3	0.8	0.7
Plan participants’ contributions	6.2	6.0	—	—
Benefits and settlements paid	(17.2)	(14.5)	(0.8)	(0.7)
Administrative fees	(0.6)	(0.7)	—	—
Other	1.1	1.8	—	—
Fair value of plan assets at the end of the year	$536.3	$485.8	$—	$—

Schedule of fair value of plan assets

	2020	2019
Equity securities:
Canadian	21.9%	23.8%
Foreign	30.8	35.3
Debt securities	39.8	40.9
Other	7.5	—
	100.0%	100.0%

Schedule of reconciliation of funded status to the net amount

	Pension benefits		Postretirement benefits
	2020	2019	2020	2019
Benefit obligations	$(686.4)	$(570.4)	$(46.0)	$(40.9)
Fair value of plan assets	536.3	485.8	—	—
Plan deficit and net amount recognized[1]	$(150.1)	$(84.6)	$(46.0)	$(40.9)
[1]	The net liability recognized for 2020 is $196.1 million ($125.5 million in 2019) and is included in “Other Liabilities” (note 17).

Schedule of components of re-measurements

	Pension benefits			Postretirement benefits
	2020	2019	2018	2020	2019	2018
Actuarial (loss) gain on benefit obligations	$(82.1)	$(75.5)	$32.9	$(6.3)	$(10.8)	$(17.0)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	27.4	39.0	(28.6)	—	—	—
Re-measurement (loss) gain recorded in other comprehensive (loss) income	$(54.7)	$(36.5)	$4.3	$(6.3)	$(10.8)	$(17.0)

Schedule of components of net benefit costs

	Pension benefits			Postretirement benefits
	2020	2019	2018	2020	2019	2018
Employee costs:
Service costs	$26.1	$21.0	$24.1	$1.6	$2.1	$1.9
Plan amendments administrative fees and other	0.6	0.7	0.6	(3.2)	(23.3)	—
Interest on net defined benefit liability	3.2	2.5	2.4	1.2	1.8	1.7
Net benefit costs (gain)	$29.9	$24.2	$27.1	$(0.4)	$(19.4)	$3.6

Schedule of actuarial assumptions used in measuring the Corporation's benefit obligations

	Pension and postretirement benefits
	2020	2019	2018
Benefit obligations
Rates as of year-end:
Discount rate	2.50%	3.10%	3.90%
Rate of compensation increase	3.00	3.00	3.00

Current periodic costs
Rates as of preceding year-end:
Discount rate	3.10%	3.90%	3.50%
Rate of compensation increase	3.00	3.00	3.00